Employee Benefit Plans	12 Months Ended
Apr. 24, 2016
Employee Benefit Plans
Employee Benefit Plans

13. Employee Benefit Plans

401(k) Plan—We have a 401(k) plan covering substantially all of our employees who have completed 90 days of service. Expense for our contributions from continuing operations related to the 401(k) plan was $1,431, $1,245 and $1,163 in fiscal years 2016, 2015, and 2014, respectively. Our contribution is based on a percentage of employee contributions and may include an additional discretionary amount.

2005 Deferred Compensation Plan—Our 2005 Deferred Compensation Plan (the “Plan”), as amended and restated, is an unfunded deferred compensation arrangement for the benefit of key management officers and employees of the Company and its subsidiaries. The terms of the Plan include the ability of the participants to defer, on a pre-tax basis, salary, and bonus payments in excess of the amount permitted under IRS Code Section 401(k). The terms also allow for a discretionary annual matching contribution by the Company. The Plan allows for the aggregation and investment of deferred amounts in notional investment alternatives, including units representing shares of our common stock. The liability related to the Plan as of April 24, 2016 and April 26, 2015 was $3,564 and $3,953, respectively, and is included in long-term other accrued liabilities in the consolidated balance sheets. For fiscal 2016 and fiscal 2015, there were no discretionary matching contributions by the Company. For fiscal 2014, expense from continuing operations for the Company’s discretionary matching contribution related to the Plan was $79.